UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: April 30

Date of reporting period: January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	MUNICIPAL BONDS – 93.0%

	Alabama – 0.1%

$650	Camden Industrial Development Board, Alabama, Exempt Facilities Revenue Bonds, Weyerhaeuser Company Project, Series 2003B, 6.375%, 12/01/24 (Pre-refunded 12/01/13) (Alternative Minimum Tax)	12/13 at 100.00	AA+	(4)	$683,332
	Alaska – 0.4%

2,000	Alaska Student Loan Corporation, Education Loan Revenue Bonds, Senior Lien, Variable Rate Demand Obligation Series 2012B-1, 0.370%, 12/01/43 (Mandatory put 6/01/13) (Alternative Minimum Tax)	6/13 at 100.00	AA–		2,000,520
	Arizona – 3.8%

1,545	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2010, 5.000%, 5/15/19	No Opt. Call	A+		1,783,502

1,045	Maricopa County School District 31 Balsz, Arizona, General Obligation Bonds, School Improvement Project 2011 Series 2012, 2.000%, 7/01/14 – AGM Insured	No Opt. Call	AA–		1,064,040

5,000	Navajo County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding Bonds, Arizona Public Service Company, Cholla Project, Series 2009A, 1.250%, 6/01/34 (Mandatory put 6/01/14)	No Opt. Call	Baa1		5,007,100

	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A:
775	3.000%, 7/01/13	No Opt. Call	A+		783,448
5,375	5.000%, 7/01/17	No Opt. Call	A+		6,239,676

1,270	Phoenix Industrial Development Authority, Arizona, Single Family Mortgage Revenue Bonds, Series 1983, 0.000%, 12/01/14 (ETM)	No Opt. Call	Aaa		1,258,608

	Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa Project, Series 2012:
200	3.000%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	AA+		205,398
130	3.000%, 7/01/15 (Alternative Minimum Tax)	No Opt. Call	AA+		134,203
300	3.000%, 7/01/16 (Alternative Minimum Tax)	No Opt. Call	AA+		311,016

500	Pima County Unified School District 10 Amphitheater, Arizona, General Obligation Bonds, School Improvement Series 2011C, 3.000%, 7/01/13	No Opt. Call	Aa2		504,525

790	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 2.500%, 7/01/15	No Opt. Call	A		814,767
16,930	Total Arizona				18,106,283
	Arkansas – 0.7%

2,795	North Little Rock Health Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 1996B, 5.375%, 12/01/19	12/18 at 100.00	A+		3,253,296
	California – 5.9%

870	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Episcopal Senior Communities, Refunding Series 2011, 4.000%, 7/01/13	No Opt. Call	BBB		880,840

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19C, Series 2013A:
475	2.000%, 9/01/14	No Opt. Call	N/R		476,905
495	2.250%, 9/01/15	No Opt. Call	N/R		495,243

	California Health Facilities Financing Authority, Insured Refunding Revenue Bonds, Marshall Medical Center, Series 2012A:
300	3.000%, 11/01/13	No Opt. Call	A		305,436
495	4.000%, 11/01/14	No Opt. Call	A		522,601

1,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, USA Waste Services Inc., Refunding Series 1998A, 2.625%, 6/01/18 (Mandatory put 6/01/14) (Alternative Minimum Tax)	No Opt. Call	BBB		1,024,070

2,330	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Series 2011C, 4.000%, 10/01/15	No Opt. Call	A2		2,515,072

3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2011A, 4.000%, 10/01/15	No Opt. Call	A2		3,238,290

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	California (continued)

$2,500	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2005A, 5.000%, 3/01/16	3/15 at 100.00	A		$2,699,650

	Carlsbad, California, Limited Obligation Refunding Bonds, Reassessment District 12-1, Series 2013:
400	2.000%, 9/01/14	No Opt. Call	N/R		405,376
250	2.000%, 9/01/15	No Opt. Call	N/R		252,955

550	Corona-Norco Unified School District Public Financing Authority, Riverside County, California, Special Tax Revenue Refunding Bonds, Senior Lien Series 2013A, 2.000%, 9/01/15 (WI/DD, Settling 2/21/13)	No Opt. Call	BBB+		555,544

2,500	Inland Valley Development Agency, California, Tax Allocation Bonds, Series 2011B, 4.250%, 3/01/41 (Mandatory put 3/01/15)	No Opt. Call	A		2,610,000

500	Northern California Power Agency, Hydroelectric Project Number One Revenue Bonds, Refunding Series 2010A, 5.000%, 7/01/16	No Opt. Call	A+		570,180

	Pioneers Memorial Healthcare District, California, General Obligation Bonds, Refunding Series 2012:
450	3.000%, 10/01/13	No Opt. Call	BBB+		456,462
675	3.000%, 10/01/14	No Opt. Call	BBB+		695,156

	Pittsburg Infrastructure Financing Authority, California, Reassessment Revenue Refunding Bonds, Series 2011A:
200	2.000%, 9/02/13 – AGM Insured	No Opt. Call	AA–		201,478
400	3.000%, 9/02/14 – AGM Insured	No Opt. Call	AA–		412,800

1,400	Port of Oakland, California, Revenue Refunding Bonds, Series 2011-O, 4.000%, 5/01/13 (Alternative Minimum Tax)	No Opt. Call	A+		1,413,104

	Sacramento City Financing Authority, California, Special Tax Refunding Revenue Bonds, Westlake and Regency Park, Series 2013A:
1,685	2.000%, 9/01/13	No Opt. Call	BBB+		1,697,924
1,005	3.000%, 9/01/15	No Opt. Call	BBB+		1,047,079
550	3.000%, 9/01/16	No Opt. Call	BBB+		574,321

1,000	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2002, 3.000%, 8/01/15	No Opt. Call	N/R		1,032,930

430	San Marcos Public Facilities Authority, California, Special Tax Revenue Bonds, Refunding Series 2012D, 2.000%, 9/01/13	No Opt. Call	N/R		432,537

985	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 5.000%, 12/01/18	No Opt. Call	A		1,097,083

	West Kern Water District, California, Certificates of Participation, Series 2011:
350	3.000%, 6/01/13	No Opt. Call	AA–		352,664
630	3.000%, 6/01/14	No Opt. Call	AA–		646,115
860	3.000%, 6/01/15	No Opt. Call	AA–		896,275
600	3.000%, 6/01/16	No Opt. Call	AA–		626,916
26,885	Total California				28,135,006
	Colorado – 4.2%

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas County School District RE-1 – DCS Montessori School, Refunding & Improvement Series 2012:
210	2.000%, 7/15/14	No Opt. Call	A		212,195
175	2.250%, 7/15/17	No Opt. Call	A		176,482

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Stargate Charter School, Series 2002, 6.125%, 5/01/33 (Pre-refunded 5/01/13)	5/13 at 100.00	N/R	(4)	507,330

1,010	Colorado Health Facilities Authority, Colorado, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003A, 5.000%, 5/15/13 – AGM Insured	No Opt. Call	AA–		1,023,170

3,345	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009A, 5.000%, 7/01/15	No Opt. Call	AA–		3,703,116

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)

$500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Communities Project, Series 2012, 4.000%, 1/01/15	No Opt. Call	N/R	$509,235

2,400	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan, Series 2009B, 5.000%, 6/01/39 (Mandatory put 12/01/14)	No Opt. Call	A–	2,555,160

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, National Jewish Medical and Research Center, Series 2012:
350	4.000%, 1/01/14	No Opt. Call	BBB	355,922
505	4.000%, 1/01/15	No Opt. Call	BBB	522,685

840	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Series 2012, 3.000%, 9/01/15	No Opt. Call	A3	875,087

1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/13	No Opt. Call	BBB+	1,018,670

1,610	Colorado Springs, Colorado, Utilities System Revenue Bonds, Series 2012C-1, 3.000%, 11/15/13	No Opt. Call	AA	1,645,839

310	Colorado Water Resources and Power Development Authority, Water Resources Revenue Bonds, Parker Water and Sanitation District, Series 2004D, 4.000%, 9/01/14 – NPFG Insured	No Opt. Call	BBB	323,845

	Commerce City Northern Infrastructure General Improvement District, Colorado, General Obligation Bonds, Series 2013:
365	3.000%, 12/01/15 (WI/DD, Settling 2/01/13) – AGM Insured	No Opt. Call	AA–	386,035
600	4.000%, 12/01/16 (WI/DD, Settling 2/01/13) – AGM Insured	No Opt. Call	AA–	663,060

55	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/17 – NPFG Insured	No Opt. Call	BBB	49,098

	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Refunding Series 2011A:
125	3.000%, 5/01/13 (Alternative Minimum Tax)	No Opt. Call	Baa2	125,576
235	3.000%, 5/01/14 (Alternative Minimum Tax)	No Opt. Call	Baa2	238,875
345	3.500%, 5/01/15 (Alternative Minimum Tax)	No Opt. Call	Baa2	357,096

1,240	Meridian Metropolitan District, Douglas County, Colorado, General Obligation Refunding Bonds, Series 2011A, 3.000%, 12/01/15	No Opt. Call	A	1,303,575

360	Parker Water and Sanitation District, Douglas County, Colorado, Water and Sewer Enterprise Revenue Bonds, Refunding Series 2012, 2.000%, 11/01/13 – AGM Insured	No Opt. Call	AA–	364,568

	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013:
730	4.000%, 12/01/15	No Opt. Call	N/R	773,326
1,015	4.000%, 12/01/16	No Opt. Call	N/R	1,086,811

235	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding Series 2012, 3.000%, 12/01/15	No Opt. Call	BBB	244,003

	Westminster Economic Development Authority, Colorado, Tax Increment Revenue Bonds, Mandalay Gardens Urban Renewal Project, Series 2012:
615	1.000%, 12/01/13	No Opt. Call	A	615,234
450	3.000%, 12/01/14	No Opt. Call	A	465,912
19,125	Total Colorado			20,101,905
	Connecticut – 0.9%

1,235	Connecticut Development Authority, Pollution Control Revenue Bonds, Connecticut Light and Power Company, Refunding Series 2011B, 1.250%, 9/01/28 (Mandatory put 9/03/13)	No Opt. Call	A	1,242,447

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G:
505	2.250%, 7/01/14	No Opt. Call	BBB	509,681
765	4.000%, 7/01/15	No Opt. Call	BBB	800,817

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2012H:
$500	3.000%, 7/01/13 – AGM Insured	No Opt. Call	AA–	$504,970
1,150	4.000%, 7/01/14 – AGM Insured	No Opt. Call	AA–	1,200,566
4,155	Total Connecticut			4,258,481
	Delaware – 0.6%

3,000	Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds, Lincoln Towers Associates, LLC Project, Series 2011A and Series 2011B, 4.000%, 7/15/13	No Opt. Call	N/R	3,004,200
	District of Columbia – 0.8%

1,000	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Subordinate Lien Series 2012A, 4.000%, 10/01/13	No Opt. Call	AA	1,025,610

	District of Columbia, Revenue Bonds, Gallaudet University, Series 2011:
200	3.000%, 4/01/13	No Opt. Call	A+	200,634
250	3.000%, 4/01/14	No Opt. Call	A+	255,145

1,740	District of Columbia, Revenue Bonds, Georgetown University, Refunding Series 2009A, 5.000%, 4/01/14	No Opt. Call	A–	1,831,176

560	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Senior Lien Refunding Series 2007A, 5.000%, 10/01/15 – AMBAC Insured	No Opt. Call	A1	616,812
3,750	Total District of Columbia			3,929,377
	Florida – 7.5%

1,380	Broward County, Florida, Port Facilities Revenue Bonds, Refunding Series 2011B, 5.000%, 9/01/15 (Alternative Minimum Tax)	No Opt. Call	A2	1,515,130

110	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured Bonds, Series 2009A-1, 5.000%, 6/01/16 – AGC Insured	No Opt. Call	AA–	123,551

5,250	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1, 5.000%, 6/01/15	No Opt. Call	A+	5,734,995

	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1:
170	3.000%, 6/01/13	No Opt. Call	A+	171,511
300	5.000%, 6/01/14	No Opt. Call	A+	317,202

305	City of Tampa, Florida, Refunding and Capital Improvement Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Series 2012A, 3.000%, 9/01/14	No Opt. Call	A+	315,559

650	Cityplace Community Development District, Florida, Special Assessment and Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/14	No Opt. Call	A	680,082

3,590	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1, 5.000%, 6/01/16	No Opt. Call	A+	4,029,739

	Florida Higher Educational Facilities Financing Authority, Revenue and Revenue Refunding Bonds, University of Tampa Project, Series 2012A:
250	3.000%, 4/01/13	No Opt. Call	BBB+	250,863
300	4.000%, 4/01/14	No Opt. Call	BBB+	309,681
300	4.000%, 4/01/15	No Opt. Call	BBB+	315,582

	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2012A:
220	4.000%, 4/01/15	No Opt. Call	BBB+	231,187
435	4.000%, 4/01/16	No Opt. Call	BBB+	463,767

1,000	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Refunding Series 2009E, 5.000%, 11/15/15	No Opt. Call	AA	1,117,660

2,000	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Variable Rate Demand Series 2005I, 5.000%, 11/15/16	No Opt. Call	AA	2,292,500

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Florida (continued)

$1,000	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Bonds, Tampa Electric Company Project, Series 2007B, 5.150%, 9/01/25 (Mandatory put 9/01/13)	No Opt. Call	A3		$1,027,040

180	Lee County, Florida, Airport Revenue Refunding Bonds, Series 2011A, 4.000%, 10/01/13 (Alternative Minimum Tax)	No Opt. Call	A2		184,088

1,000	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2011A, 5.000%, 2/01/17	No Opt. Call	AA–		1,107,990

500	Miami-Dade County Industrial Development Authority, Florida, Solid Waste Revenue Bonds, Waste Management Inc. of Florida Project, Series 2008, 2.625%, 8/01/23 (Mandatory put 8/01/14) (Alternative Minimum Tax)	No Opt. Call	BBB		512,370

3,200	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012B, 2.000%, 10/01/13	No Opt. Call	A		3,235,616

2,000	Okeechobee County, Florida, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004A, 0.650%, 7/01/39 (Mandatory put 7/01/13)	No Opt. Call	BBB		2,000,680

2,330	Osceola County, Florida, Tourist Development Tax Revenue Bonds, Refunding & Improvement Series 2012, 2.000%, 10/01/13	No Opt. Call	A1		2,354,209

	Pinellas County Educational Facilities Authority, Florida, General Revenue Bonds, Barry University, Refunding Series 2011:
905	4.000%, 10/01/13	No Opt. Call	BBB		925,652
1,175	5.000%, 10/01/15	No Opt. Call	BBB		1,288,235
1,060	4.000%, 10/01/16	No Opt. Call	BBB		1,145,500

305	Pinellas County Educational Facilities Authority, Florida, General Revenue Bonds, Barry University, Refunding Series 2012, 4.000%, 10/01/15	No Opt. Call	BBB		325,600

	Volusia County Educational Facilities Authority, Florida, Educational Facilities Revenue Bonds, Embry-Riddle Aeronautical University, Inc. Project, Refunding Series 2011:
2,380	2.000%, 10/15/14 – AGM Insured	No Opt. Call	AA–		2,401,706
1,275	4.000%, 10/15/15 – AGM Insured	No Opt. Call	AA–		1,355,261
33,570	Total Florida				35,732,956
	Georgia – 2.0%

1,300	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2011B, 5.000%, 1/01/14	No Opt. Call	A+		1,356,927

1,300	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Ninth Series 1994, 1.200%, 10/01/32 (Mandatory put 4/01/14)	No Opt. Call	A+		1,311,154

1,500	Carroll County School District, Georgia, General Obligation Bonds, Series 2011, 4.000%, 4/01/14	No Opt. Call	AA+		1,564,320

3,200	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 4.000%, 9/01/15	No Opt. Call	BBB		3,328,096

1,000	Gwinnett County Development Authority, Georgia, Certificates of Participation, County Public Schools Project, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured	1/14 at 100.00	AA+	(4)	1,045,800

330	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University Project, Refunding Series 2012C, 4.000%, 10/01/14	No Opt. Call	Baa2		342,929

585	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 4.000%, 10/01/14	No Opt. Call	Baa2		607,920
9,215	Total Georgia				9,557,146
	Hawaii – 0.4%

1,000	Hawaii Department of Budget and Finance, Special Purpose Senior Living Revenue Bonds, 15 Craigside Project, Series 2009C-1, 7.500%, 11/15/15	5/13 at 100.00	N/R		1,003,150

1,000	Hawaii State, General Obligation Bonds, Series 2009D-Q, 4.000%, 6/01/14	No Opt. Call	AA		1,050,090
2,000	Total Hawaii				2,053,240

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Illinois – 5.5%

$700	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System Revenue Bonds, Series 2011A, 3.000%, 4/01/13	No Opt. Call	A+		$702,940

2,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Refunding Series 2012A, 5.000%, 1/01/15 (Alternative Minimum Tax)	No Opt. Call	A2		2,168,040

1,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Refunding Series 2012B, 4.000%, 1/01/15 (Alternative Minimum Tax)	No Opt. Call	A2		1,064,990

1,070	Decatur, Illinois, General Obligation Bonds, Refunding Series 2013, 3.000%, 3/01/16	No Opt. Call	Aa2		1,132,199

4,385	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Refunding Series 2010A, 5.000%, 3/01/15	No Opt. Call	A+		4,763,031

500	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 6.250%, 2/01/19	No Opt. Call	Baa3		546,115

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A:
1,655	5.000%, 11/01/13	No Opt. Call	A2		1,701,754
1,105	5.000%, 11/01/14	No Opt. Call	A2		1,170,239

300	Illinois Finance Authority, Revenue Bonds, The Clare at Water Tower Project, Capitol Appreciation Series 2010B, 0.000%, 5/15/50 (5)	2/13 at 15.87	N/R		3

700	Illinois Finance Authority, Revenue Bonds, The Clare at Water Tower Project, Refunding Series 2010A, 5.100%, 5/15/14 (5)	2/13 at 100.00	N/R		7

670	Illinois State, General Obligation Bonds, Refunding Series 2006, 5.000%, 1/01/15	No Opt. Call	A2		720,411

665	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/15 – AGM Insured	No Opt. Call	AA–		715,959

1,400	Illinois State, General Obligation Bonds, Refunding Series 2012, 4.000%, 8/01/14	No Opt. Call	A2		1,466,920

1,525	Illinois State, General Obligation Bonds, Series 2003, 5.000%, 6/01/19 (Pre-refunded 6/01/13) – NPFG Insured	6/13 at 100.00	A2	(4)	1,549,293

525	Illinois State, General Obligation Bonds, Series 2006A, 5.000%, 6/01/15	No Opt. Call	A2		572,465

545	Illinois State, General Obligation Bonds, Series 2006, 5.000%, 1/01/15	No Opt. Call	A2		586,006

	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002:
125	5.500%, 4/01/13 – AGM Insured	No Opt. Call	AA–		126,051
1,345	5.500%, 8/01/15 – SYNCORA GTY Insured	No Opt. Call	A2		1,491,134

320	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A, 2.000%, 1/01/15 – AGM Insured	No Opt. Call	A1		326,150

	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012:
250	2.000%, 10/01/13	No Opt. Call	Baa1		251,155
200	3.000%, 10/01/16	No Opt. Call	Baa1		207,826

	Waukegan, Illinois, General Obligation Bonds, Refunding Series 2012A:
1,200	3.000%, 12/30/13 – AGM Insured	No Opt. Call	A2		1,223,448
1,145	4.000%, 12/30/14 – AGM Insured	No Opt. Call	A2		1,205,696
885	4.000%, 12/30/15 – AGM Insured	No Opt. Call	A2		948,561

790	Western Illinois University, Auxiliary Facilities Revenue Bonds, Series 2012, 3.000%, 4/01/14	No Opt. Call	A		809,948

	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General Obligation Bonds, Series 2011:
395	5.750%, 12/01/14 – AGM Insured	No Opt. Call	AA–		425,020
450	5.750%, 12/01/15 – AGM Insured	No Opt. Call	AA–		499,982
25,850	Total Illinois				26,375,343

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana – 0.4%

$300	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2012A, 2.000%, 7/01/13	No Opt. Call	A+	$301,989

1,000	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Baptist Homes of Indiana, Series 2005, 5.000%, 11/15/13	No Opt. Call	A–	1,026,270

610	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A, 3.000%, 4/01/15	No Opt. Call	A3	631,478
1,910	Total Indiana			1,959,737
	Iowa – 2.8%

	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011:
100	3.000%, 6/15/13	No Opt. Call	A2	100,849
230	4.000%, 6/15/14	No Opt. Call	A2	239,720
500	4.000%, 6/15/15	No Opt. Call	A2	531,780

	Iowa Finance Authority, Healthcare Revenue Bonds, Gensisi Health System, Refunding Series 2010:
310	5.000%, 7/01/13	No Opt. Call	A1	316,014
1,150	5.000%, 7/01/16	No Opt. Call	A1	1,290,300
2,340	5.000%, 7/01/20	No Opt. Call	A1	2,746,715

1,315	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Central College, Refunding Series 2012A, 3.000%, 10/01/14	No Opt. Call	Baa3	1,358,579

220	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, University of Dubuque Project, Refunding Series 2011, 4.000%, 10/01/14	No Opt. Call	BBB–	224,770

	Iowa Student Loan Liquidity Corporation Student Loan Revenue Bonds, Senior Lien Series 2011A-1:
375	2.600%, 12/01/13 (Alternative Minimum Tax)	No Opt. Call	A	380,501
2,000	3.100%, 12/01/14 (Alternative Minimum Tax)	No Opt. Call	A	2,067,200

3,900	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-1, 5.000%, 12/01/13	No Opt. Call	A1	4,039,425
12,440	Total Iowa			13,295,853
	Kansas – 1.2%

745	Dodge City, Kansas, General Obligation Bonds, Waterworks & Wastewater Utility Series 2012A, 2.000%, 9/01/13	No Opt. Call	A+	751,400

1,000	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series 2012A, 3.000%, 12/01/14	No Opt. Call	Baa1	1,030,540

500	Manhattan, Kansas, Hospital Revenue Bonds, Mercy Regional Health Center, Inc., Refunding Series 2013, 4.000%, 11/15/15	No Opt. Call	A	541,650

1,000	Wichita, Kansas, Hospital Facilities Revenue Bonds, Via Christi Health System, Inc., Refunding Series 2009X, 5.000%, 11/15/15	No Opt. Call	AA–	1,112,660

	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 2009A-III:
1,000	5.000%, 11/15/14	No Opt. Call	AA–	1,075,550
1,000	5.000%, 11/15/16	No Opt. Call	AA–	1,142,240
5,245	Total Kansas			5,654,040
	Kentucky – 0.9%

3,000	Pikeville, Kentucky, Educational Facilities Revenue Bond, Pikeville College of Osteopathic Medicine, Bond Anticipation Notes, Series 2011, 4.000%, 5/01/13	No Opt. Call	N/R	3,023,040

750	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 4.000%, 3/01/13	No Opt. Call	A3	751,755

500	Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Series 2013, 4.000%, 11/01/15	No Opt. Call	A–	533,235
4,250	Total Kentucky			4,308,030

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Louisiana – 1.3%

	Calcasieu Parish Public Trust Authority, Louisiana, Student Lease Revenue Bonds, McNeese State University Student Housing-Cowboy Facilities, Inc. Project, Refunding Series 2011:
$535	2.000%, 5/01/13 – AGM Insured	No Opt. Call	A2		$537,006
305	2.000%, 5/01/14 – AGM Insured	No Opt. Call	A2		309,560
315	3.000%, 5/01/15 – AGM Insured	No Opt. Call	A2		327,918
315	3.000%, 5/01/16 – AGM Insured	No Opt. Call	A2		329,090

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2012:
260	2.000%, 6/01/13	No Opt. Call	A–		261,082
300	2.000%, 6/01/14	No Opt. Call	A–		304,014

1,135	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B, 5.000%, 6/01/15 – AMBAC Insured	No Opt. Call	A–		1,231,135

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Refunding Bonds, Parking Facilities Corporation – Phase I Project, Series 2012:
500	3.000%, 10/01/14 – AGM Insured	No Opt. Call	AA–		516,400
1,000	3.000%, 10/01/16 – AGM Insured	No Opt. Call	AA–		1,046,920

1,350	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2012, 4.000%, 12/01/15	No Opt. Call	A3		1,459,890
6,015	Total Louisiana				6,323,015
	Maryland – 0.2%

405	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Salisbury University Project, Series 2012, 3.000%, 6/01/15	No Opt. Call	Baa3		415,113

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital Issue, Series 2012A:
150	3.000%, 7/01/14	No Opt. Call	Baa1		154,134
220	3.000%, 7/01/15	No Opt. Call	Baa1		228,681
775	Total Maryland				797,928
	Massachusetts – 1.6%

600	Massachusetts Development Finance Agency, Revenue Bonds, Lasell College, Series 2011, 2.250%, 7/01/13	No Opt. Call	BBB		603,858

525	Massachusetts Development Finance Agency, Senior Living Facility Revenue Bonds, The Groves in Lincoln Issue, Series 2009B-2, 6.250%, 6/01/14	6/13 at 100.00	N/R		262,537

1,950	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010B, 4.500%, 1/01/16 (Alternative Minimum Tax)	7/13 at 100.00	AA		2,071,173

325	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Springfield College, Series 2010, 4.000%, 10/15/13	No Opt. Call	Baa1		331,282

2,500	Massachusetts Housing Finance Agency, Construction Loan Notes, Series 2012F, 0.650%, 12/01/14	No Opt. Call	A+		2,499,775

2,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003C, 5.250%, 8/01/16 (Pre-refunded 8/01/13)	8/13 at 100.00	AA+	(4)	2,050,160
7,900	Total Massachusetts				7,818,785
	Michigan – 3.8%

	Bridgeport Spaulding Community School District, Saginaw County, Michigan, General Obligation Bonds, Refunding Series 2011:
675	2.500%, 5/01/14 – AGM Insured	No Opt. Call	Aa2		683,978
1,250	3.000%, 5/01/15 – AGM Insured	No Opt. Call	Aa2		1,288,763

500	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Series 2013, 3.000%, 5/01/14 (WI/DD, Settling 2/27/13)	No Opt. Call	AA–		516,330

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)

	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation Bonds, Building Authority Stadium Refunding Series 2012:
$500	5.000%, 10/01/14	No Opt. Call	BBB+	$526,845
475	5.000%, 10/01/15	No Opt. Call	BBB+	511,490

	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Healthcare Group, Series 2011A:
175	3.000%, 5/15/13	No Opt. Call	A2	175,970
430	4.000%, 5/15/15	No Opt. Call	A2	451,655

500	Lake Superior State University Board of Trustees, Michigan, General Revenue Refunding Bonds, Series 2012, 2.000%, 11/15/14 – AGM Insured	No Opt. Call	AA–	507,135

	Michigan Finance Authority, Revenue Bonds, Detroit City School District, Series 2012:
250	5.000%, 6/01/14	No Opt. Call	A+	263,140
500	4.000%, 6/01/14	No Opt. Call	A+	519,610

2,030	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/16	No Opt. Call	AA+	2,336,692

250	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group, Series 2003, 5.500%, 11/01/13	No Opt. Call	A	259,133

700	Romeo Community School District, Macomb and Oakland Counties, Michigan, General Obligation Bonds, School Building & Site Series 2013, 1.000%, 5/01/14 (WI/DD, Settling 2/20/13)	No Opt. Call	Aa2	704,809

4,455	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011, 2.000%, 5/01/13	No Opt. Call	AAA	4,468,365

225	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2010A, 5.000%, 12/01/16 (Alternative Minimum Tax)	No Opt. Call	A	254,513

415	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2010C, 5.000%, 12/01/13	No Opt. Call	A	430,824

1,365	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2005, 5.250%, 12/01/13 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	A	1,417,539

500	Western Michigan University, General Revenue Refunding Bonds, Series 2008, 3.625%, 11/15/14 – AGM Insured	No Opt. Call	AA–	525,655

595	Western Townships Utilities Authority, Michigan, Sewage Disposal System Bonds, Refunding Series 2012, 3.000%, 1/01/14	No Opt. Call	AA	608,727

	Williamston Community Schools School District, Ingham County, Michigan, General Obligation Bonds, Refunding Series 2011:
610	2.000%, 5/01/13	No Opt. Call	AA–	611,757
1,120	3.000%, 5/01/14	No Opt. Call	AA–	1,144,618
17,520	Total Michigan			18,207,548
	Minnesota – 4.9%

325	Detroit Lakes, Minnesota, Housing and Health Facilities Revenue Bonds, Mankato Lutheran Home, Guaranteed by Ecumen Home Care Inc., Series 2004, 2.390%, 8/01/34	2/13 at 100.00	N/R	324,285

2,155	Farmington Independent School District 192, Dakota County, Minnesota, General Obligation Bonds, School Building Refunding Series 2012B, 3.000%, 2/01/14	No Opt. Call	Aa2	2,213,594

1,000	Independent School District 194, Lakeville, Dakota County, Minnesota, General Obligation Bonds, School Building Refunding Series 2012C, 3.000%, 2/01/14	No Opt. Call	Aa2	1,027,910

2,500	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010, 5.000%, 8/01/17	No Opt. Call	BBB	2,751,350

	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012:
100	2.000%, 11/15/13	No Opt. Call	N/R	100,229

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$400	2.250%, 11/15/14	No Opt. Call	N/R	$402,060
705	2.600%, 11/15/15	No Opt. Call	N/R	712,769

2,500	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2009B, 5.000%, 1/01/15 (Alternative Minimum Tax)	No Opt. Call	AA–	2,712,550

1,335	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essential Health Obligated Group, Series 2008C-1, 5.000%, 2/15/15 – AGC Insured	No Opt. Call	AA–	1,443,295

500	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Refunding Series 2010-7-G, 3.000%, 10/01/14	No Opt. Call	Baa3	510,380

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2007-6-R:
910	5.500%, 5/01/16	No Opt. Call	N/R	962,243
1,065	5.500%, 5/01/17	No Opt. Call	N/R	1,139,252

	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Inc., Series 2012-7R:
270	2.000%, 12/01/13	No Opt. Call	Baa2	272,414
200	3.000%, 12/01/14	No Opt. Call	Baa2	206,798
210	3.000%, 12/01/15	No Opt. Call	Baa2	219,681

500	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1, 3.000%, 10/01/13	No Opt. Call	Baa2	504,365

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Series 2012-7Q:
325	3.000%, 10/01/13	No Opt. Call	Baa1	329,176
500	3.000%, 10/01/14	No Opt. Call	Baa1	514,760
450	4.000%, 10/01/15	No Opt. Call	Baa1	480,659
650	4.000%, 10/01/16	No Opt. Call	Baa1	704,964

2,210	Robbinsdale Independent School District 281, Hennepin County, Minnesota, General Obligation Bonds, School Building Refunding Series 2012B, 2.000%, 2/01/14	No Opt. Call	AA+	2,248,498

1,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 5.000%, 5/01/15	No Opt. Call	A1	1,086,940

180	Saint Paul Housing and Redevelopment Authority, Minnesota, Upper Landing Project Tax Increment Revenue Refunding Bonds, Series 2012, 5.000%, 3/01/14	No Opt. Call	N/R	185,618

1,280	Shakopee Independent School District 720, Scott County, Minnesota, General Obligation Bonds, Series 2013A, 3.000%, 2/01/17 (WI/DD, Settling 2/21/13)	No Opt. Call	Aa2	1,387,213

400	St. Paul Housing and Redevelopment Authority, Minnesota, Performing Arts Facility Revenue Bonds, Ordway Center for the Performing Arts, Series 2012, 0.950%, 7/01/13	No Opt. Call	N/R	400,080

350	Wayzata, Minnesota, Senior Housing Entrance Deposit Revenue Bonds, Folkestone Senior Living Community, Series 2012B, 4.875%, 5/01/19	5/14 at 100.00	N/R	354,074
22,020	Total Minnesota			23,195,157
	Mississippi – 1.1%

125	D’Iberville, Mississippi, Tax Increment Limited Obligation Refunding Bonds, Gulf Coast Promenade Project, Series 2013, 2.000%, 4/01/14	No Opt. Call	BBB+	126,125

1,500	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, Coast Electric Power Association, Series 2007C, 0.500%, 5/01/37 (Mandatory put 5/01/13)	5/13 at 100.00	A	1,500,225

3,235	Mississippi Development Bank, Special Obligation Bonds, Jackson County Limited Tax Note, Series 2009B-1, 4.000%, 7/01/15 – AGC Insured	No Opt. Call	AA–	3,476,202
4,860	Total Mississippi			5,102,552

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri – 3.9%

	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2012:
$250	3.000%, 8/01/14	No Opt. Call	A	$256,285
1,000	3.000%, 8/01/15	No Opt. Call	A	1,038,120

	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2011:
250	2.500%, 2/15/13	No Opt. Call	BBB+	250,085
360	2.750%, 2/15/14	No Opt. Call	BBB+	361,955

320	Joplin Industrial Development Authority, Missouri, Revenue Bonds, Christian Homes Inc., Series 2007F, 5.500%, 5/15/17	No Opt. Call	BBB–	355,699

2,020	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Water System Improvement Projects, Series 2009E, 4.000%, 11/01/16	11/14 at 100.00	A–	2,116,152

150	Missouri Development Finance Board, Infrastructure Facilities Leasehold Revenue Bonds, City of Independence, Missouri, Annual Appropriation Electric System Revenue Bonds – Dogwood Project, Series 2012A, 2.000%, 6/01/13	No Opt. Call	A	150,533

	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southwest Baptist University Project, Series 2012:
240	3.000%, 10/01/13	No Opt. Call	BBB–	242,767
470	3.000%, 10/01/14	No Opt. Call	BBB–	481,933
480	3.000%, 10/01/15	No Opt. Call	BBB–	496,728
495	3.000%, 10/01/16	No Opt. Call	BBB–	509,395

615	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds The Childrens Mercy Hospital, Series 2009, 3.000%, 5/15/13	No Opt. Call	A+	619,514

270	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Capital Region Medical Center, Series 2011, 3.000%, 11/01/13	No Opt. Call	A3	272,511

700	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, St. Luke’s Episcopal and Presbyterian Hospitals, Series 2011, 5.000%, 12/01/13	No Opt. Call	A+	726,026

720	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System, Series 2012, 5.000%, 2/15/16	No Opt. Call	BBB+	794,196

675	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System, Series 2012, 3.000%, 2/15/14	No Opt. Call	BBB+	688,703

475	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University, Series 2011A, 3.000%, 10/01/13	No Opt. Call	BBB	481,916

340	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Revenue Bonds, Series 2006, 5.000%, 1/01/16 – NPFG Insured	No Opt. Call	A–	369,611

1,245	Missouri State Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Freeman Health System, Series 2012, 5.000%, 2/15/15	No Opt. Call	BBB+	1,337,777

300	Northwest Missouri State University, Housing System Revenue Bonds, Refunding Series 2012, 0.700%, 6/01/14	No Opt. Call	A3	300,621

2,200	Park Hill School District, Platte County, Missouri, General Obligation Bonds, Refunding Series 2013, 2.000%, 3/01/14	No Opt. Call	AA+	2,242,460

2,435	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2011B, 5.000%, 7/01/14	No Opt. Call	A–	2,563,690

530	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2012, 5.000%, 9/01/17	No Opt. Call	A	591,533

240	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A, 5.000%, 7/01/14 – AGM Insured	No Opt. Call	AA–	252,684

950	St. Louis, Missouri, Airport Revenue Bonds, Series 1970, 5.000%, 7/01/15	No Opt. Call	A–	1,030,978
17,730	Total Missouri			18,531,872

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Montana – 0.4%

$1,740	Montana Facilities Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Campsite Deal Series 2010B, 5.000%, 1/01/19	No Opt. Call	AA	$2,069,974
	Nebraska – 0.4%

250	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	A	284,865

505	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 4.000%, 11/01/15	No Opt. Call	A–	545,102

1,125	Washington County, Nebraska, Wastewater and Solid Waste Disposal Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand Series 2012, 1.375%, 9/01/30 (Mandatory put 9/01/15) (Alternative Minimum Tax)	No Opt. Call	A	1,126,789
1,880	Total Nebraska			1,956,756
	Nevada – 0.6%

	Carson City, Nevada, Hospital Revenue Refunding Bonds, Carson-Tahoe Regional Healthcare Project, Series 2012:
235	2.000%, 9/01/13	No Opt. Call	BBB+	236,281
250	3.000%, 9/01/14	No Opt. Call	BBB+	256,220

650	Clark County School District, Nevada, General Obligation Bonds, Limited Tax Series 2007C, 5.000%, 6/15/13	No Opt. Call	AA–	661,583

1,865	Clark County, Nevada, Local Improvement Refunding Bonds, Special Improvement District 142 Mountain’s Edge, Series 2012, 2.000%, 8/01/13	No Opt. Call	BBB-	1,871,695
3,000	Total Nevada			3,025,779
	New Jersey – 3.9%

	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
1,000	5.000%, 7/01/14	No Opt. Call	BBB+	1,061,090
1,500	4.000%, 7/01/15	No Opt. Call	BBB+	1,603,260

1,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 5.000%, 7/01/13	No Opt. Call	BB+	1,013,180

4,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.000%, 7/01/15	No Opt. Call	BBB+	4,343,440

4,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.000%, 12/01/14 (Alternative Minimum Tax)	No Opt. Call	Aa3	4,297,640

	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A:
975	3.000%, 12/01/13 (Alternative Minimum Tax)	No Opt. Call	AA	993,788
1,285	4.000%, 12/01/14 (Alternative Minimum Tax)	No Opt. Call	AA	1,357,307

3,100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/18	No Opt. Call	A+	3,709,398
16,860	Total New Jersey			18,379,103
	New Mexico – 0.6%

750	Aztec Municipal School District 2, San Juan County, New Mexico, General Obligation Bonds, Refunding Series 2010B, 4.000%, 10/01/13	No Opt. Call	Aa1	766,305

2,050	New Mexico Educational Assistance Foundation, Education Loan Bonds, Senior Lien Series 2009A, 3.900%, 9/01/14 (Alternative Minimum Tax)	No Opt. Call	Aaa	2,135,280
2,800	Total New Mexico			2,901,585
	New York – 4.1%

390	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Medaille College, Series 2012, 2.125%, 4/01/15 (WI/DD, Settling 2/06/13)	No Opt. Call	BB+	390,324

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	New York (continued)

$1,545	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013A, 2.000%, 11/15/14	No Opt. Call	A		$1,589,990

	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher College, Series 2012A:
325	3.000%, 6/01/13	No Opt. Call	Aa3		327,454
815	3.000%, 6/01/14	No Opt. Call	Aa3		835,693

500	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Winthrop-University Hospital Association, Series 2012, 3.000%, 7/01/13	No Opt. Call	Baa1		504,115

2,500	Nassau Health Care Corporation, New York, Revenue Anticipation Notes, Series 2013A, 2.250%, 12/15/13	No Opt. Call	AA–		2,540,575

1,000	New York City,New York, Industrial Development Agency, Senior Airport Facilities Revenue Refunding Bonds, Trips Obligated Group, Series 2012A, 5.000%, 7/01/13 (Alternative Minimum Tax)	No Opt. Call	BBB–		1,014,490

1,035	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I, 5.000%, 8/01/14	No Opt. Call	AA		1,106,498

175	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/20 (Pre-refunded 6/01/13)	6/13 at 100.00	AA	(4)	178,108

2,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 2011A, 2.125%, 3/15/15	No Opt. Call	A–		2,035,980

500	New York State Thruway Authority, General Revenue Bonds, Series2012I, 4.000%, 1/01/15	No Opt. Call	A+		532,495

300	Niagara Area Development Corporation, New York, Niagara University Project, Series 2012A, 3.000%, 5/01/13	No Opt. Call	BBB+		301,629

2,120	Schenectady County Capital Resource Corporation, New York, FHA insured Mortgage Revenue Bonds, Ellis Hospital Project, Refunding Series 2012, 1.750%, 2/15/18 – AGM Insured	No Opt. Call	AA+		2,127,759

1,250	St. Lawrence County Industrial Development Agency Civic Development Corporation, New York, Revenue Bonds, Clarkson University Project, Series 2012B, 2.500%, 9/01/42 (Mandatory put 3/01/16)	No Opt. Call	A3		1,281,875

600	Tobacco Settlement Financing Corporation, New York, Asset-Backed Revenue Bonds, State Contingency Contract Secured, Series 2011A, 4.000%, 6/01/13	No Opt. Call	AA–		607,476

1,265	Yonkers, New York, General Obligation Bonds, Series 2005A, 5.000%, 8/01/13 – NPFG Insured	No Opt. Call	BBB+		1,290,313

1,500	Yonkers, New York, General Obligation Bonds, Series 2011A, 5.000%, 10/01/14	No Opt. Call	BBB+		1,599,165

1,250	Yonkers, New York, General Obligation Refunding Bonds, Series 2012A, 4.000%, 7/01/15	No Opt. Call	BBB+		1,333,425
19,070	Total New York				19,597,364
	North Dakota – 1.0%

	Burleigh County, North Dakota, Health Care Revenue Refunding Bonds, St. Alexius Medical Center Project, Series 2012A:
225	2.500%, 7/01/13	No Opt. Call	A–		226,112
300	2.500%, 7/01/14	No Opt. Call	A–		302,481

3,040	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 3.500%, 11/01/16	No Opt. Call	A+		3,240,792

	Williston Parks and Recreation District, North Dakota, Sales Tax & Gross Revenue Bonds, Series 2012A:
200	1.150%, 3/01/14	No Opt. Call	A		200,186
600	2.000%, 3/01/15	No Opt. Call	A		608,568
4,365	Total North Dakota				4,578,139

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio – 1.5%

$785	Cleveland State University, Ohio, General Receipts Bonds, Series 2007A, 5.750%, 6/01/14 – FGIC Insured	No Opt. Call	A+	$840,186

1,000	Cleveland, Ohio, Airport System Revenue Bonds, Series 2011A, 3.000%, 1/01/14	No Opt. Call	A–	1,021,580

1,000	Ohio Air Quality Development Authority, Ohio, Air Quality Revenue Refunding Bonds, Ohio Power Company Project, Series 2010A, 3.250%, 6/01/41 (Mandatory put 6/02/14)	No Opt. Call	Baa1	1,020,860

4,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Corp. Project, Series 2009D, 2.250%, 8/01/29 (Mandatory put 9/15/16)	No Opt. Call	BBB–	4,034,720
6,785	Total Ohio			6,917,346
	Oklahoma – 0.3%

1,125	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2009, 5.000%, 9/01/14	No Opt. Call	AA–	1,206,551
	Oregon – 1.0%

660	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Series 2012, 4.000%, 9/01/15	No Opt. Call	BBB+	699,079

2,850	Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds, Asante Health System, Refunding Series 2010, 5.000%, 8/15/15 – AGM Insured	No Opt. Call	AA–	3,146,828

360	Multnomah County Hospital Facilities Authority, Oregon, Revenue Refunding Bond, Terwilliger Plaza, Inc., Series 2012, 2.000%, 12/01/14	No Opt. Call	BBB	362,880

420	Portland, Oregon, Sewer System Revenue Bonds, Refunding Series 2007A, 5.000%, 6/01/14 – NPFG Insured	No Opt. Call	AA	446,393
4,290	Total Oregon			4,655,180
	Pennsylvania – 7.1%

1,240	Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Refunding Series 2010A, 5.000%, 1/01/16 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA–	1,372,196

	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s Retirement Community, Inc. , Series 2012:
690	2.250%, 4/01/13	No Opt. Call	BB+	690,062
655	3.000%, 4/01/14	No Opt. Call	BB+	656,552

2,340	Penn Hills School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2012A, 4.000%, 10/01/14	No Opt. Call	A1	2,475,346

220	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009, 1.750%, 12/01/33 (Mandatory put 12/01/15)	No Opt. Call	BBB	220,436

3,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2011, 2.625%, 7/01/41 (Mandatory put 7/01/14)	No Opt. Call	BBB	3,043,950

	Pennsylvania Higher Educational Facilities Authority, Pennsylvania, Revenue Bonds, Saint Francis University, Series 2012-LL2:
130	2.000%, 5/01/13	No Opt. Call	BBB–	130,293
165	2.000%, 11/01/13	No Opt. Call	BBB–	165,987

840	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Delaware Valley College of Science and Agriculture Project, Series 2012 LL1, 4.000%, 11/01/16	No Opt. Call	Baa3	893,180

725	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Mount Aloysius College Project, Series 2011R-1, 2.000%, 11/01/41 (Mandatory put 4/30/13)	4/13 at 100.00	A–	725,435

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)

	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges and Universities of Pennsylvania Financing Program-Messiah College Project, Series 2001-14:
$3,000	0.700%, 11/01/31 (Mandatory put 5/01/13)	5/13 at 100.00	A	$3,001,320
2,000	0.625%, 11/01/31 (Mandatory put 11/01/13)	No Opt. Call	A	2,000,980

	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Foundation for Student Housing at Indiana University, Project Series 2012A:
100	3.000%, 7/01/13	No Opt. Call	BBB+	100,730
100	3.000%, 7/01/14	No Opt. Call	BBB+	102,193
320	3.000%, 7/01/15	No Opt. Call	BBB+	330,730

2,510	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue, Series 2011B, 3.000%, 12/01/13	No Opt. Call	A–	2,560,426

1,780	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Tenth Series 2011B, 4.000%, 7/01/13	No Opt. Call	BBB+	1,802,909

1,000	Philadelphia Redevelopment Authority, Pennsylvania, Revenue Bonds, Philadelphia Neighborhood Transformation Initiative, Series 2012, 5.000%, 4/15/14	No Opt. Call	A2	1,050,140

915	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011B, 3.000%, 9/01/13	No Opt. Call	AA	929,942

920	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011C, 3.000%, 9/01/13	No Opt. Call	AA	935,024

500	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2011A, 4.000%, 6/15/13 (Alternative Minimum Tax)	No Opt. Call	A+	505,940

5,000	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 5.000%, 8/01/14	No Opt. Call	A2	5,293,700

500	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Refunding Series 2010A, 5.000%, 6/15/13 – AGM Insured	No Opt. Call	AA–	508,835

455	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012A, 3.000%, 9/01/14	No Opt. Call	A1	470,024

	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A:
250	2.250%, 12/01/13 – AGM Insured	No Opt. Call	AA–	252,790
540	3.500%, 12/01/14 – AGM Insured	No Opt. Call	AA–	562,729

	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding and Improvement Series 2011:
1,385	4.000%, 8/01/15	No Opt. Call	BBB+	1,439,043
1,440	4.250%, 8/01/16	No Opt. Call	BBB+	1,517,026
32,720	Total Pennsylvania			33,737,918
	Puerto Rico – 0.8%

500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Inter-American University of Puerto Rico Project, Refunding Series 2012, 4.000%, 10/01/14	No Opt. Call	A–	517,220

2,500	Puerto Rico Infrastructure Financing Authority, Revenue Bonds, Ports Authority Project, Series 2011C, 3.000%, 12/15/26 (Mandatory put 12/15/13) (Alternative Minimum Tax)	No Opt. Call	BBB–	2,519,275

500	Puerto Rico Municipal Finance Agency, Series 2005B, 5.000%, 7/01/14 – CIFG Insured	No Opt. Call	AA–	520,660

370	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/14 – NPFG Insured	No Opt. Call	BBB	386,539
3,870	Total Puerto Rico			3,943,694
	Rhode Island – 0.6%

2,800	Rhode Island Health & Educational Building Corporation, Revenue Bonds, Lifespan Obligated Group, Series 2006A, 5.000%, 5/15/13	No Opt. Call	AA–	2,836,512

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina – 0.4%

$500	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Series 2012, 4.000%, 11/01/15	No Opt. Call	A–	$532,820

590	South Carolina JOBS Economic Development Authority, Revenue Bonds, Waste Management of South Carolina, Inc. Project, Series 2008, 2.875%, 2/01/15	No Opt. Call	BBB	604,290

500	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding & Improvement Series 2009, 5.000%, 8/01/15	No Opt. Call	BBB+	543,915
1,590	Total South Carolina			1,681,025
	South Dakota – 0.6%

	Rapid City, South Dakota, Sales Tax Revenue Bonds, Series 2013:
320	2.000%, 6/01/13 (WI/DD, Settling 2/05/13)	No Opt. Call	Aa3	321,786
435	2.000%, 12/01/13 (WI/DD, Settling 2/05/13)	No Opt. Call	Aa3	440,925

1,305	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2009, 4.500%, 11/01/15	No Opt. Call	A+	1,416,251

730	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community, Series 2012, 3.500%, 9/01/16	No Opt. Call	A	766,150
2,790	Total South Dakota			2,945,112
	Tennessee – 1.7%

1,000	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2010B, 5.000%, 7/01/16 (Alternative Minimum Tax)	No Opt. Call	A2	1,123,070

1,270	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009B, 5.500%, 11/01/20	11/19 at 100.00	AA–	1,559,497

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
500	2.000%, 11/01/13	No Opt. Call	BBB+	504,500
1,000	2.000%, 11/01/14	No Opt. Call	BBB+	1,016,090
1,050	2.000%, 11/01/15	No Opt. Call	BBB+	1,065,509
1,000	3.000%, 11/01/16	No Opt. Call	BBB+	1,040,760

1,800	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Refunding & Improvement Series 2010A, 5.000%, 7/01/16	No Opt. Call	A	2,029,248
7,620	Total Tennessee			8,338,674
	Texas – 5.4%

1,986	BB&T Various States Municipal Trust Pool, Texas, Class B Certificates, Series 2011, 0.970%, 9/01/14	No Opt. Call	AA–	1,985,183

1,000	Brazosport Independent School District, Brazoria County, Texas, General Obligation Bonds, Series 2004, 5.000%, 2/15/20 (Pre-refunded 2/15/14)	2/14 at 100.00	Aaa	1,048,930

1,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2009A, 5.000%, 11/01/21	11/16 at 100.00	A+	1,133,170

1,000	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010, 4.000%, 7/01/15	No Opt. Call	BBB+	1,043,690

455	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2009, 3.000%, 4/01/14	No Opt. Call	A2	467,167

1,150	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Refunding Series 2011A, 5.000%, 9/01/13	No Opt. Call	A2	1,181,418

1,000	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011A, 5.000%, 7/01/13 (Alternative Minimum Tax)	No Opt. Call	A+	1,019,810

2,600	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, Series 2012A, 2.000%, 5/15/13	No Opt. Call	A1	2,613,026

2,005	Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding Series 2011, 4.000%, 1/01/15	No Opt. Call	A–	2,100,699

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)

$3,325	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Allied Waste North America, Inc., Series 2008A, 0.450%, 1/01/20	4/13 at 100.00	BBB	$3,325,000

500	Sabine Pass Independent School District, Jefferson County, Texas, General Obligation Bonds, Series 2003, 0.000%, 8/15/34 (Pre-refunded 8/15/13)	8/13 at 32.33	AAA	161,305

1,015	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2012, 5.000%, 10/01/14	No Opt. Call	BBB+	1,083,624

	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Series 2009A:
1,425	4.000%, 9/01/15 – AGC Insured	No Opt. Call	AA–	1,530,379
1,170	4.000%, 9/01/16 – AGC Insured	No Opt. Call	AA–	1,281,571
1,405	4.375%, 9/01/18 – AGC Insured	No Opt. Call	AA–	1,614,457

3,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/16	No Opt. Call	A3	3,310,260

1,000	Val Verde County, Texas, Pass-Through Toll Revenue and Limited Tax Bonds, Series 2011, 2.000%, 8/15/13	No Opt. Call	A	1,005,220
25,036	Total Texas			25,904,909
	Virgin Islands – 0.9%

2,985	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2012C, 3.000%, 10/01/17	No Opt. Call	BBB+	3,082,251

1,035	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/19	No Opt. Call	BBB+	1,171,682
4,020	Total Virgin Islands			4,253,933
	Virginia – 3.8%

1,100	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment Refunding Bonds, Dulles Town Center Project, Series 2012, 3.000%, 3/01/16	No Opt. Call	N/R	1,109,295

1,000	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.000%, 6/15/17	No Opt. Call	Baa1	1,126,490

1,250	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013, 4.000%, 11/01/16	No Opt. Call	A–	1,346,625

1,000	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Series 2008c, 5.375%, 11/01/35 (Mandatory put 12/02/13)	No Opt. Call	A–	1,042,110

310	Virginia Beach, Virginia, General Obligation Public Improvement Bonds, Series 2003A, 5.500%, 5/01/13	No Opt. Call	AAA	314,129

7,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006D-1, 4.300%, 1/01/14 (Alternative Minimum Tax)	No Opt. Call	AAA	7,170,220

6,000	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2004A, 5.000%, 8/01/14	8/13 at 100.00	AA+	6,138,480
17,660	Total Virginia			18,247,349
	Washington – 1.3%

	King and Pierce Counties School District 408 Auburn, Washington, General Obligation Bonds, Refunding Series 2013:
1,595	3.000%, 12/01/13	No Opt. Call	Aa1	1,631,829
400	3.000%, 12/01/14	No Opt. Call	Aa1	419,076

1,000	Port of Seattle, Washington, Revenue Bonds, Refunding Inter-Lien Series 2010C, 5.000%, 2/01/16	No Opt. Call	Aa3	1,118,780

205	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012, 4.000%, 12/01/16	No Opt. Call	Baa3	218,692

	Washington Higher Education Facilities Authority Revenue Bonds, Whitworth University Project, Series 2012:
100	3.000%, 10/01/13	No Opt. Call	Baa1	101,159

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

January 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)

$150	3.000%, 10/01/14	No Opt. Call	Baa1	$154,007
275	4.000%, 10/01/16	No Opt. Call	Baa1	295,457

	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009:
1,225	5.000%, 7/01/13	No Opt. Call	Baa3	1,241,146
1,150	5.000%, 7/01/14	No Opt. Call	Baa3	1,193,424
6,100	Total Washington			6,373,570
	West Virginia – 0.5%

1,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company, Series 2003L, 2.000%, 10/01/22 (Mandatory put 10/01/14)	No Opt. Call	Baa2	1,016,320

1,500	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Series 2011A, 2.250%, 1/01/41 (Mandatory put 9/01/16) (Alternative Minimum Tax)	No Opt. Call	BBB	1,521,690
2,500	Total West Virginia			2,538,010
	Wisconsin – 1.0%

130	Appleton, Wisconsin, Storm Water System Revenue Bonds, Series 2012, 2.000%, 4/01/14	No Opt. Call	Aa2	132,006

600	La Crosse, Wisconsin, General Obligation Bonds, Series 2012B, 2.000%, 12/01/13	No Opt. Call	AA	608,472

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.000%, 4/15/16	No Opt. Call	A	1,107,330

765	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series 2011A, 2.500%, 10/15/13	No Opt. Call	A+	775,213

350	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Howard Young Health Care, Inc., Refunding Series 2012, 3.000%, 8/15/13	No Opt. Call	BBB+	353,343

1,025	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 2.500%, 8/15/13	No Opt. Call	A+	1,036,439

270	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Series 2010A, 5.000%, 8/15/15	No Opt. Call	A+	293,277

500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Watertown Regional Medical Center, Inc., Series 2012, 2.000%, 9/01/16	No Opt. Call	BBB+	504,930
4,640	Total Wisconsin			4,811,010
	Wyoming – 0.2%

	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011:
200	4.000%, 9/15/14	No Opt. Call	A3	207,522
530	4.000%, 9/15/15	No Opt. Call	A3	560,115
300	4.000%, 9/15/16	No Opt. Call	A3	319,568
1,030	Total Wyoming			1,087,205
$424,881	Total Municipal Bonds (cost $435,068,298)			444,372,300

Shares	Description (1)			Value
	SHORT-TERM INVESTMENTS – 9.4%

	Money Market Funds – 3.3%

15,422,766	First American Tax Free Obligations Fund, Class Z, 0.000% (6)			$15,422,766

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	MUNICIPAL BONDS – 6.1%

	Arizona – 1.1%

$5,500	Glendale Industrial Development Authority, Arizona, Senior Living Facility Revenue Bonds, Variable Rate Demand Obligations, Friendship Retirement Corporation, Senior Lien, Series 1997, 0.200%, 1/01/27 (7)	5/13 at 100.00	A-1+	$5,500,000
	California – 1.2%

3,335	California Municipal Finance Authority, Variable Rate Demand Obligations, Revenue Bonds, Goodwill Industries of Orange County, Series 2008, 0.150%, 10/01/33 (7)	4/13 at 100.00	F-1+	3,335,000

2,500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Variable Rate Demand Obligations, Refunding Series 2010B, 0.450%, 8/01/24 (7)	No Opt. Call	A-2	2,500,000
5,835	Total California			5,835,000
	Colorado – 0.4%

2,075	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Denver Seminary Project, Variable Rate Demand Obligations, Series 2004, 0.200%, 7/01/34 (7)	5/13 at 100.00	A-1+	2,075,000
	Kentucky – 0.2%

860	Kentucky Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Variable Rate Demand Obligations, Refunding 2010B, 0.430%, 4/01/31 – AGM Insured (7)	No Opt. Call	A-2	860,000
	New York – 1.4%

6,500	New York State Environmental Facilities Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Variable Rate Demand Obligations, Refunding Series 2012, 0.600%, 5/01/30 (7)	No Opt. Call	A-2	6,500,000
	Texas – 1.8%

3,000	Houston Higher Education Finance Corporation, Texas, Revenue Bonds, Rice University, Variable Rate Demand Obligations, Series 2006A, 0.090%, 11/15/29 (7)	4/13 at 100.00	A-1	3,000,000

5,500	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Republic Services Inc. Project, Variable Rate Demand Obligations, Series 2012, 0.600%, 1/01/26 (Alternative Minimum Tax) (7)	No Opt. Call	A-2	5,500,000
8,500	Total Texas			8,500,000
$29,270	Total Municipal Bonds			29,270,000
	Total Short-Term Investments (cost $44,692,766)			44,692,766
	Total Investments (cost $479,761,064) – 102.4%			489,065,066
	Other Assets Less Liabilities – (2.4)%			(11,486,499)
	Net Assets – 100%			$477,578,567

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

January 31, 2013

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$444,372,300	$—	$444,372,300
Short-Term Investments:
Money Market Funds	15,422,766	—	—	15,422,766
Municipal Bonds	—	29,270,000	—	29,270,000
Total	$15,422,766	$473,642,300	$—	$489,065,066

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost of investments was $479,761,064.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$10,327,005
Depreciation	(1,023,003)
Net unrealized appreciation (depreciation) of investments	$9,304,002

20	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	During July 2010, the original issue for this security (1,000,000 par, 5.50% coupon and May, 15, 2015 maturity) was restructured into two new securities. The first security, which is 30% of the original issue, has 300,000 par, 0.000% coupon and May 15, 2050 maturity. The second security, which is the remaining 70% of the original issue, has a 700,000 par, 5.100% coupon and May 15, 2014 maturity. During September 2011, the Adviser concluded this issue is not likely to meet its future interest payment obligations and directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(7)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R	Not rated.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

Nuveen Investments	21

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 1, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 1, 2013